DEBTS PAYABLE & SENIOR SECURED NOTES - Agreement (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 24, 2019	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 04, 2021	Mar. 23, 2021	Feb. 01, 2021	Dec. 23, 2020	Nov. 18, 2020	Nov. 10, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense			$ 16,549,836	$ 3,203,097
Debt payable, Related party
Disclosure of detailed information about borrowings [line items]
Interest expense			1,767,194	$ 2,031,297
Promissory notes payable DocHouse Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note						$ 22,500,000
DocHouse Asset Acquisition
Disclosure of detailed information about borrowings [line items]
Debt Payable									$ 1,934,964
DocHouse Asset Acquisition | Promissory notes payable DocHouse Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 1,934,964						$ 1,900,000
Terms of note			3 years
Annual interest rate			8.00%
Sira Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.00%
Sira Acquisition | Promissory Notes Payable Sira Agreement [member]
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 5,000,000
Terms of note	5 years
Sira Acquisition | Promissory notes assumed in Sira Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate										5.49%
Debts payable										$ 13,053
Canopy Acquisition | Promissory Notes Payable Canopy Agreement [member]
Disclosure of detailed information about borrowings [line items]
Promissory note			4,500,000
Terms of note	5 years
Annual interest rate	6.00%
Canopy Acquisition | Promissory notes assumed in Canopy Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate							10.00%
Debts payable							$ 421,128
Washoe Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.00%
Washoe Acquisition | Promissory notes payable Washoe Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 5,640,000
Terms of note	3 years
Annual interest rate	6.00%	7.00%
Period of deferral of principal		3 months
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition
Disclosure of detailed information about borrowings [line items]
Debts payable	$ 6,561,818
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition Non-related Party One
Disclosure of detailed information about borrowings [line items]
Annual interest rate			5.00%
Debts payable			$ 2,525,000
Debt Payable			$ 2,397,152
Washoe Acquisition | Promissory notes assumed in Washoe Acquisition Non-related Party Two
Disclosure of detailed information about borrowings [line items]
Annual interest rate			6.00%
Debts payable			$ 190,000
Debt Payable			190,000
LivFree Acquisition | Promissory notes payable LivFree Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			20,000,000
Terms of note	5 years
Annual interest rate	6.00%
CannaPunch Acquisition | Promissory notes payable CannaPunch Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 2,000,000
Terms of note			5 years
Annual interest rate			6.00%
CannTech PA Business Combination
Disclosure of detailed information about borrowings [line items]
Terms of note			3 years 6 months
Annual interest rate			9.00%
Debts payable			$ 13,917,181					$ 8,271,432
Debt Payable								13,917,181
CannTech PA Business Combination | Promissory notes payable CannTech PA Agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 15,197,000					$ 15,200,000
CannTech PA Business Combination | Promissory notes assumed in CannTech PA Acquisition
Disclosure of detailed information about borrowings [line items]
Annual interest rate			9.00%
Debt Payable			$ 8,000,000
Oasis
Disclosure of detailed information about borrowings [line items]
Debt Payable						$ 22,504,885
Oasis | Promissory notes payable in oasis agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 22,504,885
Terms of note			4 years
Annual interest rate			10.00%
GSD | Promissory notes payable in GSD agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 29,490,630
Terms of note			3 years
Annual interest rate			9.00%
Interest rate from the second year			12.5
Debt Payable			$ 3,000,000
PA Natural Acquisition
Disclosure of detailed information about borrowings [line items]
Promissory note					$ 25,000,000.0
Debt Payable					$ 25,000,000
PA Natural Acquisition | Promissory notes payable in PA Natural agreement
Disclosure of detailed information about borrowings [line items]
Promissory note			$ 25,000,000
Terms of note			3 years
Annual interest rate			8.00%